Borrowings - Gains on Debt Repurchases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt principal repurchased	$ 1,279	$ 711	$ 894
Gains on debt repurchases	$ 42	$ 145	$ 38